Investment Securities (Schedule Of Investments Within The Available For Sale Portfolio That Had Unrealized Losses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	$ 1,812,086	$ 145,435
Less than 12 months, Unrealized Losses	(62,639)	(481)
12 months or longer, Fair Value	10,010	0
12 months or longer, Unrealized Losses	(63)	0
Total Fair Value	1,822,096	145,435
Total Unrealized Losses	(62,702)	(481)
Collateralized Mortgage Obligations [Member]
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	1,639,254	145,435
Less than 12 months, Unrealized Losses	(57,117)	(481)
12 months or longer, Fair Value	10,010	0
12 months or longer, Unrealized Losses	(63)	0
Total Fair Value	1,649,264	145,435
Total Unrealized Losses	(57,180)	(481)
Mortgage Backed Securities Issued By U S Government Sponsored Enterprises [Member]
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	147,792
Less than 12 months, Unrealized Losses	(5,499)
12 months or longer, Fair Value	0
12 months or longer, Unrealized Losses	0
Total Fair Value	147,792
Total Unrealized Losses	(5,499)
Total debt securities
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	1,812,043
Less than 12 months, Unrealized Losses	(62,617)
12 months or longer, Fair Value	10,010
12 months or longer, Unrealized Losses	(63)
Total Fair Value	1,822,053
Total Unrealized Losses	(62,680)
Equity Securities [Member]
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	43
Less than 12 months, Unrealized Losses	(22)
12 months or longer, Fair Value	0
12 months or longer, Unrealized Losses	0
Total Fair Value	43
Total Unrealized Losses	(22)
U.S. treasuries [Member]
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	24,997
Less than 12 months, Unrealized Losses	(1)
12 months or longer, Fair Value	0
12 months or longer, Unrealized Losses	0
Total Fair Value	24,997
Total Unrealized Losses	$ (1)